Consolidated Balance Sheet $ in Thousands	Dec. 31, 2021 USD ($)
ASSETS Current assets
Cash and cash equivalents	$ 2,125
Restricted cash (Note 3)	912
Prepaid expenses and other assets	16
Land inventory (Note 4)	17,072
Total current assets	20,125
Non-current assets
Real estate investments (Note 5)	16,266
TOTAL ASSETS	36,391
Current liabilities
Mortgage and other loans (Note 6)	9,962
Loans from related parties (Note 7)	1,488
Other current liabilities	110
Accrued interest	69
Total current liabilities	11,629
Non-current liabilities
Loans from related parties (Note 7)	4,328
Total non-current liabilities	4,328
Shareholders’ Equity	1,223
Non-controlling interests	19,211
Stockholders' Equity, Including Portion Attributable to Noncontrolling Interest	20,434
TOTAL LIABILITIES AND EQUITY	$ 36,391